Offerings - Offering: 1	Jun. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	4,600,000
Proposed Maximum Offering Price per Unit	3.07
Maximum Aggregate Offering Price	$ 14,122,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,162.08
Offering Note	The Form S-8 registration statement to which this Exhibit 107.1 is attached (the “Registration Statement”) registers 4,600,000 shares of common stock, $0.01 par value per share (the “Common Stock”), of TETRA Technologies, Inc., a Delaware corporation, that may be delivered with respect to awards under the TETRA Technologies, Inc. Third Amended and Restated 2018 Equity Incentive Plan (as amended from time to time, the “Plan”), which consist of shares of Common Stock reserved and available for delivery with respect to awards under the Plan and additional shares of Common Stock that may again become available for delivery with respect to awards under the Plan pursuant to the reallocation provisions of the Plan. Pursuant to Rule 416(a) under the Securities Act, the Registration Statement shall be deemed to cover an indeterminate number of additional shares of Common Stock that may become issuable as a result of stock splits, stock dividends, or similar transactions pursuant to the adjustment or anti-dilution provisions of the Plan. The proposed maximum offering price per share of Common Stock and proposed maximum aggregate offering price for the shares of Common Stock covered by this Registration Statement have been estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act based upon the average of the high and low prices of a share of Common Stock as reported on the NYSE on June 9, 2025, which was equal to $3.07.